Leases - Schedule of Operating Lease Right-of-Use Assets, Net and Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Operating Lease Right-of-Use Assets, Net and Operating Lease Liabilities [Abstract]
Weighted average remaining lease term (in years)	1 year 5 months 26 days	1 year 1 month 17 days
Weighted average discount rate (%)	5.88%	5.88%
Finance lease right-of-use assets	$ 6,769	$ 87,385
Finance lease liabilities, current portion		56,795
Amortization of finance lease right-of-use assets	(80,271)	(184,601)
Repayment and interest accretion of finance lease liabilities	$ (56,588)	$ (185,053)
Weighted average remaining lease term (in years)		8 months 23 days
Weighted average discount rate (%)	0.00%	5.36%